Leases - Schedule of Supplemental Balance Sheet Information Related to Leases (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Jan. 02, 2019	Dec. 31, 2018
Leases [Abstract]
Operating lease ROU assets	$ 906,995	$ 286,163	$ 315,187	$ 343,715	$ 371,754
Current operating lease liabilities, included in current liabilities	208,663	120,052	116,665	113,338
Noncurrent operating lease liabilities, included in long-term liabilities	708,237	169,897	$ 198,522	$ 230,377
Total operating lease liabilities	$ 916,900	$ 289,949			$ 371,754